Stock-Based Compensation (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022
Stock-Based Compensation (Details) [Line Items]
Sale of common stock (in Shares)				723,008
Amortized value		$ 166,977	$ 165,162
Deferred compensation		506,521
Deferred stock based compensation	$ 150,000	150,000			$ 1,372,435
Common stock value	$ 300,000
Stock based compensation		108,000		$ 36,473	$ 662,464
Current liability		$ 300,000
Stock based compensation expense description		the Company issued an option to purchase 10,000 shares of common stock to a director at a price of $2.00 per share, expiring in 10 years, and an option to purchase 10,000 shares of common stock to an advisor at a price of $2.00 per share expiring in 5 years. These options vested over periods ranging from one month to three months.In December of 2021, the Company issued options to purchase common stock to two directors in increments of 125,000 each. The options have an exercise price of $2.00, expire in 10 years, vest 12,500 options per quarter in the first year and 9,375 per quarter for the following two years. In February of 2022, the company granted 16,750 in options to one director and 15,500 to another director at a price of $2.00 per share, for committee service. These options are subject to quarterly vesting over four quarters and expire in 10 years. On February 1, 2022, the Company entered into a consulting advisory agreement which grants 2,500 options with every patent filing. On February 4, 2022, the advisor was granted 2,500 options with an exercise price of $2.00 and an expiration date of ten years. In April of 2022, the Company issued 513,000 options to purchase common stock to employees. The options have an exercise price of $2.00 and expire in 10 years with 25% vesting after one year and the remainder scheduled to vest each quarter for three years, subject to the continued status as an employee to the Company through each vesting date. The estimated weighted average fair value of the options granted for the year ended June 30, 2022 were approximately $1.50 per share.			the Company issued an option to purchase 10,000 shares of common stock to a director at a price of $2.00 per share, expiring in 10 years, and an option to purchase 10,000 shares of common stock to an advisor at a price of $2.00 per share expiring in 5 years. These options vested over periods ranging from one month to three months.In December of 2021, the Company issued options to purchase common stock to two directors in increments of 125,000 each. The options have an exercise price of $2.00, expire in 10 years, vest 12,500 options per quarter in the first year and 9,375 per quarter for the following two years. In February of 2022, the company granted 16,750 in options to one director and 15,500 to another director at a price of $2.00 per share, for committee service. These options are subject to quarterly vesting over four quarters and expire in 10 years. On February 1, 2022, the Company entered into a consulting advisory agreement which grants 2,500 options with every patent filing. On February 4, 2022, the advisor was granted 2,500 options with an exercise price of $2.00 and an expiration date of ten years. In April of 2022, the Company issued 513,000 options to purchase common stock to employees. The options have an exercise price of $2.00 and expire in 10 years with 25% vesting after one year and the remainder scheduled to vest each quarter for three years, subject to the continued status as an employee to the Company through each vesting date. The estimated weighted average fair value of the options granted during the twelve months ended June 30, 2022 were approximately $1.50 per share.
Stock-based compensation expenses for options granted		$ 70,090	$ 29,668		$ 204,011
Average expected recognition period		3 years			3 years 2 months 12 days
Unrecognized stock-based compensation expense		$ 761,262			$ 1,018,014
Deferred compensation					673,498
Excepted Expenses Deferred Compensation					$ 662,464
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Price per share (in Dollars per share)				$ 104
Vesting terms		2 years			2 years
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Price per share (in Dollars per share)				$ 195
Vesting terms		4 years			4 years
Restricted Stock Awards [Member]
Stock-Based Compensation (Details) [Line Items]
Deferred compensation		$ 192,000